Revenue from Contracts with Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Revenues by Type of Service

The Company provides diagnostic test products, laboratory services to hospitals, clinical laboratories and other healthcare provider customers, and enters into collaboration agreements with government agencies and healthcare providers. The revenues by type of service consist of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Product sales	$504,293	$632,525	$1,024,470	$1,266,021
Laboratory services	5,250	1,100	5,250	9,790
Collaboration revenue	500,000	155,276	1,000,000	359,316
Total revenue	$1,009,543	$788,901	$2,029,720	$1,635,127

The Company provides diagnostic test products, laboratory services to hospitals, clinical laboratories and other healthcare provider customers, and enters into collaboration agreements with government agencies and healthcare providers. The revenues by type of service consist of the following:

	December 31,
	2018	2017
Product sales	$2,395,626	$2,771,869
Laboratory services	34,665	41,960
Collaboration revenue	516,016	397,178
Total revenue	$2,946,307	$3,211,007

Summary of Changes in Deferred Revenue

Changes in deferred revenue for the period were as follows:

Balance at December 31, 2018	$15,824
Revenue recognized in the current period from the amounts in the beginning balance	(5,831)
New deferrals, net of amounts recognized in the current period	—
Balance at June 30, 2019	$9,993

Changes in deferred revenue for the period were as follows:

Balance at December 31, 2017	$24,442
Revenue recognized in the current period from the amounts in the beginning balance	(14,450)
New deferrals, net of amounts recognized in the current period	5,832
Balance at December 31, 2018	$15,824